Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions

NOTE 11 - Related Party Transactions

During the year ended December 31, 2021, the Company entered into the following transactions with related parties, not disclosed elsewhere in these financial statements:

i.As at December 31, 2020, $92,400 and $64,248 was included in accounts payable and accrued liabilities in relation to management fees and professional fees owing to the former CEO and former CFO, respectively.

Summary of key management personnel compensation:

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of members of the Board and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2021	2020
	$	$
Salaries and fees	2,165,459	1,838,945
Termination payments[1]	1,287,509	1,199,899
Share-based compensation	3,004,246	2,053,092
	6,457,214	5,091,936

(1)

During 2020, the Company paid termination benefits of $1,199,899 to the former President and Chief Executive Officer. During 2021, the Company paid termination benefits of $782,000 and $405,509 to the former Vice President - General Counsel and Corporate Secretary, and the former Chief Financial Officer, respectively.